PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 98.4%
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*	149,228	$4,902,140
Airlines 2.3%
Hawaiian Holdings, Inc.(a)	219,300	3,157,920
JetBlue Airways Corp.*(a)	168,000	1,636,320
Mesa Air Group, Inc.*(a)	146,300	664,933
SkyWest, Inc.	125,068	3,870,855
Spirit Airlines, Inc.*(a)	227,800	3,421,556
		12,751,584
Auto Components 3.8%
Adient PLC*	305,700	4,579,386
American Axle & Manufacturing Holdings, Inc.*(a)	723,600	3,125,952
Cooper Tire & Rubber Co.(a)	188,900	4,002,791
Cooper-Standard Holdings, Inc.*(a)	75,000	963,750
Dana, Inc.	405,500	4,663,250
Modine Manufacturing Co.*	330,100	1,528,363
Tenneco, Inc. (Class A Stock)(a)	444,500	2,306,955
		21,170,447
Banks 21.3%
Ameris Bancorp	118,800	3,021,084
Atlantic Union Bankshares Corp.	81,100	1,935,857
BancorpSouth Bank	44,200	967,538
Banner Corp.	31,100	1,195,173
Berkshire Hills Bancorp, Inc.	151,604	2,583,332
Boston Private Financial Holdings, Inc.	202,400	1,538,240
Byline Bancorp, Inc.	30,400	374,528
Cadence BanCorp	323,000	2,138,260
Camden National Corp.	18,425	603,419
Cathay General Bancorp(a)	108,400	3,026,528
CenterState Bank Corp.	253,200	4,403,148
CNB Financial Corp.	33,699	597,820
Comerica, Inc.	20,200	704,172
Community Trust Bancorp, Inc.	83,166	2,819,327
ConnectOne Bancorp, Inc.	117,100	1,749,474
Customers Bancorp, Inc.*	189,430	2,417,127
Dime Community Bancshares, Inc.	25,583	420,329
Eagle Bancorp, Inc.	10,500	368,340
Financial Institutions, Inc.	144,527	2,796,597

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)	53,700	$313,071
First Bancorp/Southern Pines NC	9,400	249,946
First Busey Corp.	36,800	677,856
First Business Financial Services, Inc.	18,800	322,984
First Financial Bancorp	248,251	3,818,100
First Financial Corp.	81,859	2,907,632
First Merchants Corp.	55,700	1,576,867
First Midwest Bancorp, Inc.(a)	270,200	3,993,556
Fulton Financial Corp.(a)	305,800	3,574,802
Great Southern Bancorp, Inc.	27,963	1,190,385
Great Western Bancorp, Inc.	164,400	3,090,720
Hancock Whitney Corp.	212,300	4,439,193
Hanmi Financial Corp.	91,078	1,099,311
Heartland Financial USA, Inc.	97,604	3,315,608
Hilltop Holdings, Inc.	120,303	2,321,848
Home BancShares, Inc.(a)	211,800	3,246,894
Hope Bancorp, Inc.	402,016	4,000,059
Horizon Bancorp, Inc.	29,231	332,649
Independent Bank Group, Inc.	93,300	2,827,923
International Bancshares Corp.	88,282	2,559,295
Investors Bancorp, Inc.	14,900	138,719
Lakeland Bancorp, Inc.	147,627	1,651,946
Midland States Bancorp, Inc.	27,000	437,940
MidWestOne Financial Group, Inc.	22,662	472,956
Old National Bancorp(a)	232,043	3,288,049
Pacific Premier Bancorp, Inc.(a)	164,500	3,512,075
Peapack-Gladstone Financial Corp.	81,979	1,546,944
QCR Holdings, Inc.	23,600	726,408
Renasant Corp.	160,400	4,207,292
S&T Bancorp, Inc.	17,263	461,095
Sandy Spring Bancorp, Inc.	132,600	3,381,300
Simmons First National Corp. (Class A Stock)(a)	234,600	4,387,020
South State Corp.(a)	5,700	329,688
UMB Financial Corp.	4,400	223,696
United Bankshares, Inc.(a)	118,500	3,550,260
Univest Financial Corp.	26,000	460,200
Valley National Bancorp(a)	713,400	5,964,024
Veritex Holdings, Inc.	68,200	1,197,592
WesBanco, Inc.	128,448	3,170,097
		118,626,293

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 1.3%
Oppenheimer Holdings, Inc. (Class A Stock)	83,100	$1,710,198
Stifel Financial Corp.(a)	123,200	5,455,296
		7,165,494
Chemicals 1.0%
AdvanSix, Inc.*(a)	30,400	370,272
Kraton Corp.*	174,000	2,716,140
Minerals Technologies, Inc.	37,700	1,660,308
Olin Corp.(a)	72,500	967,875
		5,714,595
Commercial Services & Supplies 1.5%
ACCO Brands Corp.	615,441	4,554,263
ADT, Inc.(a)	216,100	1,238,253
Matthews International Corp. (Class A Stock)(a)	65,100	1,558,494
Quad/Graphics, Inc.(a)	213,771	795,228
VSE Corp.	24,800	476,656
		8,622,894
Communications Equipment 0.4%
Applied Optoelectronics, Inc.*	15,500	166,160
Comtech Telecommunications Corp.	28,200	521,982
Lumentum Holdings, Inc.*	10,900	881,919
NetScout Systems, Inc.*	15,900	421,032
		1,991,093
Construction & Engineering 0.3%
Dycom Industries, Inc.*(a)	5,500	179,300
EMCOR Group, Inc.	8,200	520,946
Tutor Perini Corp.*(a)	107,900	755,300
		1,455,546
Consumer Finance 1.6%
Encore Capital Group, Inc.*(a)	101,291	2,631,540
EZCORP, Inc. (Class A Stock)*	188,900	1,057,840

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Nelnet, Inc. (Class A Stock)	84,853	$4,085,672
Regional Management Corp.*	77,500	1,235,350
		9,010,402
Diversified Consumer Services 0.5%
Laureate Education, Inc. (Class A Stock)*	293,700	2,781,339
Diversified Financial Services 0.0%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	11,300	129,046
Cannae Holdings, Inc.*	2,200	69,410
		198,456
Electric Utilities 0.6%
ALLETE, Inc.	11,000	633,160
PNM Resources, Inc.	12,200	493,978
Portland General Electric Co.	42,600	1,993,254
		3,120,392
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	29,800	1,875,016
Avnet, Inc.	65,300	1,960,306
Benchmark Electronics, Inc.	18,900	390,474
Kimball Electronics, Inc.*	5,100	68,952
MTS Systems Corp.	15,000	319,050
Sanmina Corp.*	83,600	2,318,228
ScanSource, Inc.*	34,800	902,016
TTM Technologies, Inc.*(a)	304,200	3,525,678
		11,359,720
Energy Equipment & Services 0.7%
Archrock, Inc.	184,900	889,369
Liberty Oilfield Services, Inc. (Class A Stock)(a)	75,900	358,248
National Energy Services Reunited Corp.*	16,400	83,804
ProPetro Holding Corp.*	320,400	1,358,496
Select Energy Services, Inc. (Class A Stock)*	267,600	1,284,480
		3,974,397

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.1%
Marcus Corp. (The)	18,400	$267,536
Equity Real Estate Investment Trusts (REITs) 9.5%
Apple Hospitality REIT, Inc.	77,600	751,168
Ashford Hospitality Trust, Inc.	1,486,620	1,222,448
Braemar Hotels & Resorts, Inc.	455,779	1,426,588
CBL & Associates Properties, Inc.*(a)	117,200	33,871
Cedar Realty Trust, Inc.	183,400	192,570
Chatham Lodging Trust	273,900	2,056,989
CoreCivic, Inc.	95,700	1,255,584
CorePoint Lodging, Inc.	177,800	773,430
DiamondRock Hospitality Co.(a)	432,200	2,692,606
Diversified Healthcare Trust	723,500	2,250,085
EPR Properties	17,800	523,676
Franklin Street Properties Corp.	599,500	3,261,280
Global Net Lease, Inc.	131,100	1,886,529
Healthcare Realty Trust, Inc.	11,200	329,168
Hersha Hospitality Trust(a)	408,200	2,134,886
Jernigan Capital, Inc.(a)	206,000	2,719,200
Kite Realty Group Trust	194,300	1,987,689
Macerich Co. (The)(a)	106,400	794,808
Office Properties Income Trust(a)	155,818	4,269,413
Park Hotels & Resorts, Inc.(a)	140,100	1,332,351
Pebblebrook Hotel Trust(a)	295,400	3,497,536
Pennsylvania Real Estate Investment Trust(a)	176,900	178,669
Physicians Realty Trust	28,300	436,386
Preferred Apartment Communities, Inc. (Class A Stock)(a)	33,500	248,235
RLJ Lodging Trust(a)	505,300	4,694,237
RPT Realty	21,900	149,358
Sabra Health Care REIT, Inc.	375,100	4,808,782
Service Properties Trust	26,400	182,952
STAG Industrial, Inc.	50,600	1,328,250
Summit Hotel Properties, Inc.(a)	557,400	3,377,844
Sunstone Hotel Investors, Inc.	40,200	369,438
Washington Prime Group, Inc.(a)	760,600	653,964
Xenia Hotels & Resorts, Inc.(a)	150,600	1,460,820
		53,280,810
Food & Staples Retailing 2.8%
Andersons, Inc. (The)(a)	97,000	1,646,090
Ingles Markets, Inc. (Class A Stock)(a)	103,905	4,242,441

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
SpartanNash Co.	234,990	$4,030,079
United Natural Foods, Inc.*(a)	331,000	3,521,840
Weis Markets, Inc.(a)	39,200	1,961,176
		15,401,626
Food Products 0.5%
B&G Foods, Inc.(a)	43,400	842,828
Darling Ingredients, Inc.*	106,100	2,184,599
		3,027,427
Gas Utilities 0.7%
New Jersey Resources Corp.	5,800	195,924
ONE Gas, Inc.	18,700	1,490,577
Southwest Gas Holdings, Inc.	14,400	1,091,520
Spire, Inc.	16,800	1,225,728
		4,003,749
Health Care Providers & Services 0.7%
Acadia Healthcare Co., Inc.*(a)	7,500	180,075
Magellan Health, Inc.*	1,300	78,949
MEDNAX, Inc.*	33,600	487,872
Owens & Minor, Inc.(a)	467,710	3,311,387
		4,058,283
Hotels, Restaurants & Leisure 1.6%
Biglari Holdings, Inc. (Class B Stock)*(a)	6,600	461,934
Del Taco Restaurants, Inc.*(a)	94,900	558,012
Marriott Vacations Worldwide Corp.	46,000	3,818,000
Penn National Gaming, Inc.*(a)	174,400	3,107,808
RCI Hospitality Holdings, Inc.(a)	33,500	419,755
Red Robin Gourmet Burgers, Inc.*(a)	36,000	526,680
		8,892,189
Household Durables 3.6%
Ethan Allen Interiors, Inc.	40,800	461,448
KB Home	149,900	3,933,376
M/I Homes, Inc.*	38,500	980,210
Meritage Homes Corp.*	84,600	4,446,576

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	364,600	$5,304,930
TRI Pointe Group, Inc.*	429,000	4,924,920
		20,051,460
Insurance 3.8%
American Equity Investment Life Holding Co.(a)	228,677	4,806,791
CNO Financial Group, Inc.	352,500	4,956,150
Employers Holdings, Inc.	88,398	2,684,647
Enstar Group Ltd. (Bermuda)*	5,300	766,486
FBL Financial Group, Inc. (Class A Stock)	41,868	1,636,201
Genworth Financial, Inc. (Class A Stock)*	387,600	1,406,988
National General Holdings Corp.	41,500	789,745
National Western Life Group, Inc. (Class A Stock)	17,600	3,392,048
Selective Insurance Group, Inc.	9,700	486,261
		20,925,317
Interactive Media & Services 0.4%
Cars.com, Inc.*(a)	418,700	2,168,866
IT Services 0.4%
Conduent, Inc.*	40,700	102,564
DXC Technology Co.	109,300	1,981,609
KBR, Inc.	2,400	48,624
Perspecta, Inc.	10,200	220,014
		2,352,811
Life Sciences Tools & Services 0.1%
Syneos Health, Inc.*	6,700	373,793
Machinery 1.7%
Altra Industrial Motion Corp.	215,900	6,025,769
EnPro Industries, Inc.	2,900	131,515
Gates Industrial Corp. PLC*(a)	100,200	860,718
Lydall, Inc.*	124,500	1,394,400
NN, Inc.(a)	178,600	616,170
Park-Ohio Holdings Corp.	6,100	111,813
Wabash National Corp.	23,500	192,700
		9,333,085

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Marine 0.6%
Costamare, Inc. (Monaco)	634,500	$3,185,190
Media 1.0%
Cumulus Media, Inc. (Class A Stock)*(a)	34,500	152,835
Emerald Holding, Inc.	265,600	605,568
Entercom Communications Corp. (Class A Stock)(a)	907,300	1,106,906
Gray Television, Inc.*(a)	206,000	2,391,660
Liberty Latin America Ltd. (Chile) (Class A Stock)*	7,900	84,530
Liberty Latin America Ltd. (Chile) (Class C Stock)*	28,400	293,656
Meredith Corp.(a)	10,300	152,749
Saga Communications, Inc. (Class A Stock)	3,410	95,889
TEGNA, Inc.	84,400	904,768
		5,788,561
Metals & Mining 2.2%
Allegheny Technologies, Inc.*(a)	190,900	1,433,659
Carpenter Technology Corp.	68,500	1,518,645
Commercial Metals Co.	81,400	1,297,516
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	272,000	4,232,320
SunCoke Energy, Inc.	357,400	1,125,810
United States Steel Corp.(a)	123,300	946,944
Warrior Met Coal, Inc.	136,000	1,706,800
		12,261,694
Mortgage Real Estate Investment Trusts (REITs) 3.5%
AG Mortgage Investment Trust, Inc.(a)	204,081	651,018
Anworth Mortgage Asset Corp.	171,500	294,980
Apollo Commercial Real Estate Finance, Inc.	284,683	2,320,166
Ares Commercial Real Estate Corp.	15,100	117,025
Arlington Asset Investment Corp. (Class A Stock)	238,296	674,378
ARMOUR Residential REIT, Inc.	167,400	1,479,816
Blackstone Mortgage Trust, Inc. (Class A Stock)	127,600	3,002,428
Cherry Hill Mortgage Investment Corp.	133,414	928,565
Dynex Capital, Inc.(a)	107,935	1,544,550
Granite Point Mortgage Trust, Inc.(a)	136,600	680,268
Invesco Mortgage Capital, Inc.(a)	331,026	1,006,319
KKR Real Estate Finance Trust, Inc.(a)	51,900	818,982
Ladder Capital Corp.	60,968	484,696
New York Mortgage Trust, Inc.(a)	254,300	554,374
PennyMac Mortgage Investment Trust	158,000	1,643,200

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Ready Capital Corp.(a)	51,614	$344,265
Redwood Trust, Inc.(a)	193,500	793,350
TPG RE Finance Trust, Inc.	159,000	1,222,710
Western Asset Mortgage Capital Corp.	287,300	876,265
		19,437,355
Multiline Retail 1.2%
Big Lots, Inc.(a)	194,200	4,553,990
Dillard’s, Inc. (Class A Stock)(a)	77,200	2,275,856
		6,829,846
Multi-Utilities 0.3%
Black Hills Corp.	24,600	1,523,724
NorthWestern Corp.	2,900	167,301
		1,691,025
Oil, Gas & Consumable Fuels 6.2%
Amplify Energy Corp.(a)	169,000	223,080
Arch Coal, Inc. (Class A Stock)	6,800	198,492
Berry Corp.	281,900	966,917
Bonanza Creek Energy, Inc.*	130,200	2,273,292
Callon Petroleum Co.*(a)	1,044,900	981,893
Cimarex Energy Co.	20,300	516,026
CNX Resources Corp.*(a)	389,700	4,130,820
CONSOL Energy, Inc.*(a)	136,400	1,035,276
Continental Resources, Inc.(a)	20,100	329,439
Delek US Holdings, Inc.(a)	131,500	3,070,525
Diamondback Energy, Inc.	21,700	944,818
Dorian LPG Ltd.*	11,200	106,288
EQT Corp.	108,100	1,577,179
Extraction Oil & Gas, Inc.*(a)	159,600	84,524
GasLog Ltd. (Monaco)	112,500	519,750
Gulfport Energy Corp.*(a)	250,600	640,283
HollyFrontier Corp.	45,100	1,490,104
Laredo Petroleum, Inc.*	520,400	567,236
Magnolia Oil & Gas Corp. (Class A Stock)*	279,800	1,810,306
Matador Resources Co.*(a)	418,700	2,947,648
Montage Resources Corp.*(a)	56,800	387,944
Murphy Oil Corp.(a)	25,700	304,802

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Parsley Energy, Inc. (Class A Stock)	180,200	$1,702,890
PDC Energy, Inc.*(a)	34,700	450,753
Peabody Energy Corp.	393,000	1,332,270
Penn Virginia Corp.*(a)	92,600	582,454
Ring Energy, Inc.*(a)	102,300	92,203
Southwestern Energy Co.*(a)	1,161,200	3,750,676
Talos Energy, Inc.*(a)	72,000	820,080
World Fuel Services Corp.	19,100	477,500
		34,315,468
Paper & Forest Products 1.3%
Clearwater Paper Corp.*	66,200	1,584,828
Domtar Corp.	73,700	1,721,632
Verso Corp. (Class A Stock)*	295,428	4,103,495
		7,409,955
Personal Products 0.6%
Edgewell Personal Care Co.*(a)	117,800	3,252,458
Pharmaceuticals 0.2%
Lannett Co., Inc.*(a)	126,200	1,203,948
Professional Services 0.8%
Kelly Services, Inc. (Class A Stock)	180,000	2,781,000
TrueBlue, Inc.*	113,200	1,757,996
		4,538,996
Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA*	83,400	696,390
RE/MAX Holdings, Inc. (Class A Stock)	2,100	55,209
Realogy Holdings Corp.(a)	513,200	2,227,288
		2,978,887
Road & Rail 1.2%
ArcBest Corp.	175,300	3,570,861
Covenant Transportation Group, Inc. (Class A Stock)*(a)	149,600	1,328,448

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Hertz Global Holdings, Inc.*(a)	278,900	$1,126,756
Knight-Swift Transportation Holdings, Inc.(a)	16,200	602,316
		6,628,381
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.*	36,100	356,668
Photronics, Inc.*	14,600	174,470
		531,138
Software 0.2%
Avaya Holdings Corp.*(a)	76,500	760,410
Cerence, Inc.*(a)	19,900	421,084
		1,181,494
Specialty Retail 5.4%
Aaron’s, Inc.	12,100	386,111
Abercrombie & Fitch Co. (Class A Stock)(a)	336,500	3,560,170
At Home Group, Inc.*	476,600	1,120,010
Bed Bath & Beyond, Inc.(a)	542,400	3,357,456
Caleres, Inc.	86,300	699,893
Cato Corp. (The) (Class A Stock)(a)	164,100	1,847,766
Citi Trends, Inc.	36,400	413,504
Conn’s, Inc.*(a)	220,500	1,490,580
Container Store Group, Inc. (The)*(a)	52,300	109,830
Designer Brands, Inc. (Class A Stock)(a)	116,600	740,410
Genesco, Inc.*(a)	140,100	2,652,093
Group 1 Automotive, Inc.	36,800	2,082,512
Guess?, Inc.	48,300	451,605
Hibbett Sports, Inc.*(a)	189,000	2,916,270
J. Jill, Inc.*(a)	270,400	123,140
MarineMax, Inc.*	138,600	1,997,226
Office Depot, Inc.(a)	897,800	1,993,116
Party City Holdco, Inc.*(a)	186,700	141,612
Signet Jewelers Ltd.(a)	325,100	3,270,506
Sonic Automotive, Inc. (Class A Stock)	33,500	717,905
		30,071,715

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd.*(a)	13,600	$240,720
Xerox Holdings Corp.	89,600	1,638,784
		1,879,504
Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc.*(a)	39,900	158,004
G-III Apparel Group Ltd.*(a)	173,200	1,962,356
Movado Group, Inc.(a)	7,400	76,294
		2,196,654
Thrifts & Mortgage Finance 4.3%
Essent Group Ltd.	87,600	2,393,232
Federal Agricultural Mortgage Corp. (Class C Stock)	1,862	124,065
First Defiance Financial Corp.	70,082	1,218,025
Flagstar Bancorp, Inc.	115,000	2,979,650
Mr. Cooper Group, Inc.*	205,200	1,965,816
OceanFirst Financial Corp.	198,600	3,346,410
PennyMac Financial Services, Inc.	24,415	736,600
Provident Financial Services, Inc.	171,820	2,465,617
Radian Group, Inc.	388,766	5,823,715
WSFS Financial Corp.	105,000	3,063,900
		24,117,030
Tobacco 0.4%
Universal Corp.	46,300	2,239,531
Trading Companies & Distributors 3.4%
Air Lease Corp.(a)	68,500	1,791,275
Beacon Roofing Supply, Inc.*(a)	114,600	2,521,200
CAI International, Inc.*	217,806	3,591,621
GATX Corp.(a)	20,900	1,239,370
GMS, Inc.*	7,200	132,336
MRC Global, Inc.*	30,600	164,016
Rush Enterprises, Inc. (Class A Stock)	19,800	742,500
Textainer Group Holdings Ltd. (China)*	290,600	2,551,468
Triton International Ltd. (Bermuda)(a)	156,500	4,848,370
WESCO International, Inc.*	59,700	1,544,439
		19,126,595

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	62,200	$1,220,364

Total Common Stocks (cost $792,554,459)		549,067,533
Exchange-Traded Fund 0.7%
iShares Russell 2000 Value ETF(a) (cost $3,291,327)	42,800	3,950,868

Total Long-Term Investments (cost $795,845,786)		553,018,401

Short-Term Investments 29.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,949,157	4,949,157
PGIM Institutional Money Market Fund (cost $160,186,423; includes $160,105,126 of cash collateral for securities on loan)(b)(w)	160,306,705	160,274,644

Total Short-Term Investments (cost $165,135,580)		165,223,801

TOTAL INVESTMENTS 128.7% (cost $960,981,366)		718,242,202
Liabilities in excess of other assets (28.7)%		(159,953,109)

Net Assets 100.0%		$558,289,093

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,719,734; cash collateral of $160,105,126 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).